Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Employee Welfare Benefits Expenses

The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2021, 2022 and 2023:

	For the year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Medical and welfare defined contribution plan	21,075	16,172	11,688
Other employee benefits	915	87	45
Total	21,990	16,259	11,733